Right-of-Use Assets and Lease Liabilities - Schedule of Undiscounted Future Minimum Lease Payment (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Jan. 01, 2020 HKD ($)
Schedule of Undiscounted Future Minimum Lease Payment [Abstract]
2026	$ 7,884,001	$ 1,012,938
2027	8,091,703	1,039,624
2028	8,362,470	1,074,412
2029	7,076,873	909,238
2030 or after	23,271,028	2,989,867
Total lease payments	54,686,075	7,026,079
Less: imputed interest	(13,003,670)	(1,670,715)
Total operating lease liabilities	$ 41,682,405	$ 5,355,364	$ 42,491,805	$ 541,625